Details of Significant Accounts - Income tax, schedule of statutory tax rates for significant jurisdictions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
United States
Disclosure of temporary difference, unused tax losses and unused tax credits
Statutory tax rate	21.00%	21.00%	21.00%
State, Statutory tax rate	8.84%	8.84%	8.84%
Japan
Disclosure of temporary difference, unused tax losses and unused tax credits
Statutory tax rate	34.60%	35.73%	34.45%
Taiwan
Disclosure of temporary difference, unused tax losses and unused tax credits
Statutory tax rate	20.00%	20.00%	20.00%